Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000012453
Shareholder Report [Line Items]
Fund Name	Payson Total Return Fund
Trading Symbol	PBFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Payson Total Return Fund (the "Fund") for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at www.hmpayson.com/what-we-do/investment-management/total-return-fund/. You can also request this information by contacting us at (800) 805-8258.

Additional Information Phone Number	(800) 805-8258
Additional Information Website	www.hmpayson.com/what-we-do/investment-management/total-return-fund/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Payson Total Return Fund	$45	0.80%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

For the six months ending September 30, 2025 the Fund outperformed the S&P 500 Index (the "Index") by 6.29%, with security selection driving almost half of the outperformance.

Security selection within the Information Technology and Communication Services sectors contributed more than half of the total outperformance, driven by longstanding holdings Broadcom, Lam Research, and Google/Alphabet, somewhat offset by underperformance from Accenture (business model exposure to artificial intelligence ("AI")) and Carlisle Companies (housing market exposure).

The dominant macro driver of both the Index performance and the Fund's outperformance over the measurement period was (and remains) the evolution of the US-China trading relationship. In early April President Trump's "Liberation Day" tariff announcement led to a sharp escalation in US-China trade tensions, and in turn, broad market concern about the Information Technology sector's exposure to Taiwan semiconductor production. Due to the Fund's exposure to Information Technology stocks, the Fund underperformed coming into Liberation Day, but once US-China trade tensions subsided the Fund ultimately more than made up for the pre-Liberation Day underperformance.

The Fund managers do not choose portfolio names nor manage their position size based on macro analysis, but they do closely monitor the external environment for both fundamental risks to the portfolio and opportunities to add to existing holdings and/or add new names when the market overreacts to said external macro factors. In April and May the Fund managers concluded that the market had overestimated the risk of a Taiwan conflict, thus the sell-off in Information Technology stocks was an opportunity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Payson Total Return Fund	S&P 500® Index
9/30/15	$10,000	$10,000
12/31/15	$10,346	$10,704
3/31/16	$10,418	$10,849
6/30/16	$10,473	$11,115
9/30/16	$11,104	$11,543
12/31/16	$11,415	$11,984
3/31/17	$12,231	$12,711
6/30/17	$12,485	$13,104
9/30/17	$13,226	$13,691
12/31/17	$13,894	$14,601
3/31/18	$14,114	$14,490
6/30/18	$14,532	$14,988
9/30/18	$15,774	$16,143
12/31/18	$13,645	$13,961
3/31/19	$15,501	$15,866
6/30/19	$16,034	$16,549
9/30/19	$16,251	$16,830
12/31/19	$17,967	$18,356
3/31/20	$14,652	$14,759
6/30/20	$18,147	$17,791
9/30/20	$19,627	$19,380
12/31/20	$21,652	$21,734
3/31/21	$23,644	$23,076
6/30/21	$25,278	$25,049
9/30/21	$25,250	$25,194
12/31/21	$28,352	$27,973
3/31/22	$27,150	$26,686
6/30/22	$23,414	$22,389
9/30/22	$22,180	$21,296
12/31/22	$24,209	$22,907
3/31/23	$25,028	$24,624
6/30/23	$27,231	$26,776
9/30/23	$27,020	$25,900
12/31/23	$29,804	$28,928
3/31/24	$33,328	$31,982
6/30/24	$34,359	$33,352
9/30/24	$35,344	$35,315
12/31/24	$36,240	$36,166
3/31/25	$33,817	$34,621
6/30/25	$38,317	$38,409
9/30/25	$42,293	$41,530

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Payson Total Return Fund	19.66%	16.60%	15.51%
S&P 500® Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 332,589,242
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 906,031
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$332,589,242
# of Portfolio Holdings	30
Portfolio Turnover Rate	16%
Investment Advisory Fees Paid	$906,031

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Consumer Staples	2.1%
Energy	2.2%
Health Care	5.2%
Consumer Discretionary	10.2%
Financials	10.4%
Industrials	12.2%
Information Technology	51.7%
Exchange Traded Funds	6.0%

Asset Class Weightings

(% total investments)

Value	Value
Common Stock	94.0%
Exchange Traded Funds	6.0%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Broadcom, Inc.	8.77%
NVIDIA Corp.	8.10%
Alphabet, Inc., Class A	7.49%
Apple, Inc.	6.83%
Meta Platforms, Inc., Class A	6.12%
Microsoft Corp.	5.90%
Amazon.com, Inc.	5.14%
JPMorgan Chase & Co.	4.05%
Lam Research Corp.	3.84%
Visa, Inc., Class A	3.57%